Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Prepaid insurance premiums	$78,000	$88,000
Security deposit	21,000	21,000
Other	10,000	4,000
Prepaid expenses and other current assets	$109,000	$113,000